Nature of Business and Basis of Presentation - Common and Preferred Stock (Details) - $ / shares	Jan. 07, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 26, 2020
Class of Stock [Line Items]
Common stock, shares authorized	430,000,000			430,000,000
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	39,931,785		17,422,009	11,422,476
Common stock, shares outstanding	39,931,785	39,918,036	17,422,009	11,422,476
Preferred stock, shares authorized	10,000,000
Preferred stock, par value, (per share)	$ 0.0001
Preferred stock, shares issued	0		11,089,695
Preferred stock, shares outstanding	0		11,089,695
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized	400,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares issued	39,391,785
Common stock, shares outstanding	39,391,785
Class B-1 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares issued	0
Common stock, shares outstanding	0
Class B-2 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares issued	0
Common stock, shares outstanding	0
Class B-3 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares issued	0
Common stock, shares outstanding	0